Financial instruments and financial risk factors - Narrative (Details) $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($) bank		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) related to other assets and liabilities classified as measured at fair value		$ (11)		$ (238)		$ 627
Dividends recognised for investments in equity instruments designated as measured at fair value through profit or loss		18		14		11
Proceeds from long-term financing		7,568		2,013		6,987
Issue of perpetual hybrid bonds	[1]	175		370		924
Cash and cash equivalents		33,030		29,195		30,681		$ 31,111
Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds		176	[1]	374	[1]	$ 950	[1]	$ 11,900
Commodity price risk | Trading [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		26		63
Commodity price risk | Arithmetic Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		49		89
Currency risk
Disclosure of detailed information about financial instruments [line items]
Borrowings not swapped		$ 309		188
Period in which maximum value at risk was not exceeded		3 years
Currency risk | Currency Forward Contract, USD And Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 296		$ 5
Currency risk | Currency Forward Contract, USD and Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		22
Currency risk | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 400
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Proportion of floating rate debt, net of interest rate swaps, to total finance debt		35.00%		39.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount		$ 182		$ 181
Interest rate risk | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding leases, weighted average maturity period		13 years		14 years
Interest rate risk | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate		5.00%		4.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 12,000		$ 12,600
Credit risk | Financial assets which are subject to review for impairment under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		10,700		10,300
Credit risk | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		201		267
Credit risk | Financial guarantee contracts | Third party arrangement
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		598		680
Credit risk | Joint ventures and associates | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		1,655		1,704
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		33,000		29,200
Liquidity risk | Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds		200		400
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		13,180		12,730
Trade payables		9,955		9,520
Liquidity risk | Secured Letter Of Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		3,515		3,800
Liquidity risk | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Proceeds from long-term financing		6,000		2,000
Liquidity risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		8,000		8,000
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		$ 4,000		4,000
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | bank		28
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | bank		27
Liquidity risk | Top of range [member] | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		24 months
Liquidity risk | Top of range [member] | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		15 years
Liquidity risk | Bottom of range [member] | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		7 years
Currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows		$ 24,120		$ 23,970
Within one year | Liquidity risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		200
1 to 2 years | Liquidity risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		7,800
2 to 3 years | Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		100
3 to 4 years | Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		$ 3,900

[1]	See Note 32 for further information.